Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Value Index Fund
January 31, 2022

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
EMV-NPRT1-0422
1.9898214.101
Common Stocks - 95.3%
	Shares	Value ($)
Bailiwick of Jersey - 0.3%
Polymetal International PLC	591,378	8,497,297
Bermuda - 0.4%
Credicorp Ltd. (United States)	22,244	3,185,786
Kunlun Energy Co. Ltd.	6,768,000	7,018,740
TOTAL BERMUDA		10,204,526
Brazil - 3.0%
Banco do Brasil SA	2,519,900	15,498,754
Companhia Siderurgica Nacional SA (CSN)	1,147,000	5,516,729
JBS SA	1,413,400	9,339,976
Telefonica Brasil SA	773,300	7,234,806
Vale SA	2,469,500	37,609,172
Vibra Energia SA	1,868,700	8,058,837
TOTAL BRAZIL		83,258,274
British Virgin Islands - 0.1%
VK Co. Ltd. GDR (Reg. S) (a)	213,305	1,721,353
Cayman Islands - 12.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	756,471	95,156,487
Baidu, Inc. sponsored ADR (a)	70,178	11,210,234
China Feihe Ltd. (b)	4,381,000	6,075,407
China Hongqiao Group Ltd.	3,850,500	4,350,788
China Yongda Automobiles Services Holdings Ltd.	2,433,000	3,113,051
CIFI Holdings Group Co. Ltd.	6,327,000	4,133,387
Country Garden Holdings Co. Ltd.	12,652,000	10,391,798
Daqo New Energy Corp. ADR (a)	104,733	4,201,888
Geely Automobile Holdings Ltd.	8,809,000	19,069,351
Hengan International Group Co. Ltd.	1,178,000	5,758,434
JD.com, Inc.:
Class A (a)	78,928	2,991,483
sponsored ADR (a)	9,130	683,654
Kingboard Chemical Holdings Ltd.	1,170,000	5,648,439
Lufax Holding Ltd. ADR (a)	952,773	4,735,282
Meituan Class B (a)(b)	604,800	18,043,811
New Oriental Education & Technology Group, Inc. sponsored ADR	2,653,243	3,794,137
Sunac China Holdings Ltd.	5,010,000	6,173,932
TAL Education Group ADR (a)	702,664	2,009,619
Tencent Holdings Ltd.	1,701,400	106,613,604
Tingyi (Cayman Islands) Holding Corp.	3,266,000	6,766,452
Vipshop Holdings Ltd. ADR (a)	654,268	6,091,235
WH Group Ltd. (b)	13,766,000	9,209,588
Zhen Ding Technology Holding Ltd.	1,116,000	3,850,048
TOTAL CAYMAN ISLANDS		340,072,109
Chile - 0.4%
Cencosud SA	2,366,905	4,359,734
Empresas CMPC SA	1,375,961	2,525,524
Falabella SA	1,279,679	4,554,729
TOTAL CHILE		11,439,987
China - 13.3%
Agricultural Bank of China Ltd. (H Shares)	54,065,000	20,570,378
Anhui Conch Cement Co. Ltd. (H Shares)	2,080,000	11,002,215
Bank of China Ltd. (H Shares)	100,704,000	39,253,705
Bank of Communications Co. Ltd. (H Shares)	37,564,000	25,195,750
China CITIC Bank Corp. Ltd. (H Shares)	15,967,000	7,617,770
China Construction Bank Corp. (H Shares)	74,664,000	57,293,313
China Galaxy Securities Co. Ltd. (H Shares)	6,102,500	3,618,632
China Life Insurance Co. Ltd. (H Shares)	13,088,000	23,007,381
China Minsheng Banking Corp. Ltd. (H Shares)	10,976,000	4,374,609
China National Building Materials Co. Ltd. (H Shares)	8,016,000	10,411,605
China Railway Group Ltd. (H Shares)	7,400,000	4,567,893
China Tower Corp. Ltd. (H Shares) (b)	76,332,000	9,220,818
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	5,900,800	10,734,914
Dongfeng Motor Group Co. Ltd. (H Shares)	4,320,000	3,809,571
Guangzhou Automobile Group Co. Ltd. (H Shares)	4,960,000	4,872,129
Industrial & Commercial Bank of China Ltd. (H Shares)	70,129,000	42,487,349
New China Life Insurance Co. Ltd. (H Shares)	1,364,100	3,890,731
People's Insurance Co. of China Group Ltd. (H Shares)	14,428,000	4,565,738
PetroChina Co. Ltd. (H Shares)	37,110,000	18,402,550
PICC Property & Casualty Co. Ltd. (H Shares)	12,134,000	11,305,884
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,953,500	23,438,457
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	15,428,000	12,853,839
Sinopharm Group Co. Ltd. (H Shares)	2,360,000	5,278,837
Weichai Power Co. Ltd. (H Shares)	3,417,000	6,200,597
TOTAL CHINA		363,974,665
Colombia - 0.1%
Grupo Nutresa SA (c)	433,617	3,690,558
Czech Republic - 0.2%
CEZ A/S	107,615	3,989,679
Egypt - 0.1%
Commercial International Bank SAE	637,612	2,083,705
Greece - 0.2%
Alpha Bank SA (a)	3,431,628	5,193,255
Hong Kong - 2.6%
China Everbright International Ltd.	6,159,000	4,575,194
China Merchants Holdings International Co. Ltd.	2,370,000	4,380,159
China Overseas Land and Investment Ltd.	6,545,000	19,317,419
China Taiping Insurance Group Ltd.	2,465,400	3,487,944
CITIC Pacific Ltd.	11,257,000	12,642,803
CSPC Pharmaceutical Group Ltd.	11,988,000	14,570,093
Lenovo Group Ltd.	12,284,000	13,312,278
TOTAL HONG KONG		72,285,890
Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	112,248	975,523
Richter Gedeon PLC	229,464	6,047,933
TOTAL HUNGARY		7,023,456
India - 14.4%
Aurobindo Pharma Ltd.	494,690	4,226,315
Bajaj Auto Ltd.	122,150	5,862,663
Cipla Ltd./India (a)	888,832	11,290,636
Dr. Reddy's Laboratories Ltd.	212,352	12,283,739
HCL Technologies Ltd.	1,909,186	28,351,535
Hero Motocorp Ltd.	228,415	8,397,589
Hindalco Industries Ltd.	2,565,114	17,015,410
Indian Oil Corp. Ltd.	4,470,849	7,568,469
Infosys Ltd.	1,729,524	40,717,200
ITC Ltd.	5,196,292	15,442,246
Jindal Steel & Power Ltd. (a)	699,695	3,671,331
Lupin Ltd.	420,411	5,141,065
Mahindra & Mahindra Ltd.	1,683,687	20,150,926
Maruti Suzuki India Ltd.	232,527	26,956,032
NTPC Ltd.	8,357,042	16,036,322
Oil & Natural Gas Corp. Ltd.	6,416,865	15,013,918
Power Finance Corp. Ltd.	2,043,334	3,356,796
Reliance Industries Ltd.	355,546	11,465,417
State Bank of India	2,972,656	21,662,200
Steel Authority of India Ltd.	2,542,468	3,399,731
Sun Pharmaceutical Industries Ltd.	1,888,813	21,233,242
Tata Motors Ltd. (a)	3,545,162	24,473,384
Tata Steel Ltd.	1,375,311	20,292,356
Tech Mahindra Ltd.	1,090,990	21,791,658
Vedanta Ltd.	2,288,304	9,988,042
Wipro Ltd.	2,515,632	19,435,031
TOTAL INDIA		395,223,253
Indonesia - 1.4%
PT Astra International Tbk	35,602,500	13,626,044
PT Indofood Sukses Makmur Tbk	7,722,500	3,405,607
PT Telkom Indonesia Persero Tbk	69,050,000	20,223,057
TOTAL INDONESIA		37,254,708
Korea (South) - 13.1%
BNK Financial Group, Inc.	510,190	3,440,529
E-Mart, Inc.	34,814	3,874,319
GS Engineering & Construction Corp.	138,486	4,607,983
Hana Financial Group, Inc.	528,083	19,894,596
Hankook Tire Co. Ltd.	139,442	3,936,910
Hyundai Engineering & Construction Co. Ltd.	127,308	4,558,557
Hyundai Mobis	116,709	22,907,127
Industrial Bank of Korea	484,372	4,204,891
KB Financial Group, Inc.	681,399	33,765,308
Kia Corp.	467,233	32,573,711
KT&G Corp.	88,036	5,685,984
LG Corp.	214,274	13,249,206
LG Electronics, Inc.	205,060	22,275,191
POSCO	133,415	29,839,978
Samsung Electronics Co. Ltd.	1,669,747	103,842,532
Shinhan Financial Group Co. Ltd.	908,626	29,098,569
SK Hynix, Inc.	79,288	8,205,807
Woori Financial Group, Inc.	998,832	12,286,318
TOTAL KOREA (SOUTH)		358,247,516
Kuwait - 0.6%
Agility Public Warehousing Co. KSC	2,314,384	7,673,849
Mobile Telecommunication Co.	3,729,384	7,377,480
National Bank of Kuwait	708,389	2,423,682
TOTAL KUWAIT		17,475,011
Luxembourg - 0.1%
Ternium SA sponsored ADR (d)	88,151	3,550,722
Malaysia - 1.3%
Axiata Group Bhd	7,927,900	7,109,596
Genting Bhd	3,719,100	3,895,334
Hartalega Holdings Bhd	2,954,100	4,187,418
IHH Healthcare Bhd	5,528,000	8,518,448
Tenaga Nasional Bhd	3,816,900	8,373,002
Top Glove Corp. Bhd	8,371,800	4,266,525
TOTAL MALAYSIA		36,350,323
Mexico - 1.4%
Alfa SA de CV Series A	4,941,300	3,595,546
America Movil S.A.B. de CV Series L	34,097,100	32,083,804
Fibra Uno Administracion SA de CV	2,556,600	2,627,493
TOTAL MEXICO		38,306,843
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	2,463,590	3,066,439
Ayala Corp.	435,980	7,441,515
JG Summit Holdings, Inc.	5,291,380	6,462,439
PLDT, Inc.	83,010	2,980,603
TOTAL PHILIPPINES		19,950,996
Poland - 0.6%
CD Projekt RED SA	23,160	1,028,195
Cyfrowy Polsat SA	472,468	3,649,813
KGHM Polska Miedz SA (Bearer)	239,208	8,251,528
Polish Oil & Gas Co. SA	2,845,754	3,716,255
TOTAL POLAND		16,645,791
Qatar - 0.8%
Qatar National Bank SAQ (a)	3,720,549	22,317,163
Russia - 2.9%
Gazprom OAO	9,687,340	41,856,333
Inter Rao Ues JSC	62,435,700	3,119,614
Magnit OJSC	132,645	8,608,035
Mobile TeleSystems OJSC sponsored ADR	738,139	5,639,382
Sberbank of Russia	431,380	1,486,631
Surgutneftegas OJSC	29,066,300	13,618,644
VTB Bank OJSC	8,889,940,096	4,975,549
TOTAL RUSSIA		79,304,188
Saudi Arabia - 2.9%
Almarai Co. Ltd.	439,770	5,755,139
Etihad Etisalat Co.	663,623	5,757,331
Jarir Marketing Co.	103,421	5,551,584
Riyad Bank	2,365,029	21,432,071
Saudi Electricity Co.	701,946	4,911,134
Saudi Telecom Co.	1,055,322	33,021,883
The Savola Group	460,258	4,183,160
TOTAL SAUDI ARABIA		80,612,302
South Africa - 3.6%
AngloGold Ashanti Ltd.	682,035	12,786,046
Aspen Pharmacare Holdings Ltd.	447,041	6,022,563
Foschini Group Ltd./The (d)	579,117	4,880,307
Impala Platinum Holdings Ltd.	1,437,463	22,161,171
MTN Group Ltd. (a)	2,779,817	34,958,788
Sibanye Stillwater Ltd.	4,865,665	18,136,159
TOTAL SOUTH AFRICA		98,945,034
Taiwan - 15.5%
Acer, Inc.	5,361,000	5,564,187
Asia Cement Corp.	3,158,000	5,063,690
ASUSTeK Computer, Inc.	1,228,000	16,066,961
AU Optronics Corp.	15,743,000	11,713,048
Catcher Technology Co. Ltd.	1,340,000	7,556,642
Cheng Shin Rubber Industry Co. Ltd.	3,477,700	4,375,445
Compal Electronics, Inc.	7,287,000	6,669,143
Evergreen Marine Corp. (Taiwan)	3,054,000	12,967,560
Far Eastern New Century Corp.	6,685,000	7,008,577
Foxconn Technology Co. Ltd.	1,866,000	4,113,780
Fubon Financial Holding Co. Ltd.	12,062,872	33,314,020
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,230,000	42,021,397
Innolux Corp.	18,025,000	11,330,676
Largan Precision Co. Ltd.	170,000	12,607,746
Lite-On Technology Corp.	3,887,000	8,984,546
Nanya Technology Corp.	1,611,000	4,283,034
Pegatron Corp.	3,710,000	9,333,179
Pou Chen Corp.	4,457,000	5,185,814
Powertech Technology, Inc.	1,288,000	4,594,312
Quanta Computer, Inc.	4,891,000	16,567,625
Shin Kong Financial Holding Co. Ltd.	21,153,309	8,533,851
Simplo Technology Co. Ltd.	309,000	3,536,544
Taiwan Semiconductor Manufacturing Co. Ltd.	5,491,000	127,063,367
Tripod Technology Corp.	795,000	3,714,414
Unified-President Enterprises Corp.	8,395,000	20,592,185
United Microelectronics Corp.	14,593,000	30,513,282
TOTAL TAIWAN		423,275,025
Thailand - 1.4%
Advanced Information Service PCL NVDR	1,071,400	7,112,550
Charoen Pokphand Foods PCL:
(For. Reg.)	580,800	442,393
(NVDR)	5,459,600	4,158,552
Kasikornbank PCL:
NVDR	1,991,500	9,011,069
(For. Reg.)	52,200	236,193
Siam Commercial Bank PCL:
(For. Reg.)	4,400	16,716
(NVDR)	2,457,300	9,335,360
Thai Beverage PCL	15,024,300	7,314,215
TOTAL THAILAND		37,627,048
Turkey - 0.2%
Koc Holding A/S	1,726,533	4,207,373
United Arab Emirates - 0.9%
Emirates NBD Bank PJSC	2,480,796	9,016,656
Emirates Telecommunications Corp.	1,840,668	16,587,335
TOTAL UNITED ARAB EMIRATES		25,603,991
United States of America - 0.1%
360 DigiTech, Inc. ADR	176,869	3,500,238
TOTAL COMMON STOCKS (Cost $2,464,093,845)		2,611,832,279

Nonconvertible Preferred Stocks - 1.9%
	Shares	Value ($)
Brazil - 1.6%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	2,478,000	6,127,218
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	6,408,300	39,040,414
TOTAL BRAZIL		45,167,632
Colombia - 0.1%
Bancolombia SA (PN)	228,227	2,037,274
Russia - 0.2%
AK Transneft OAO	2,735	5,243,982
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $44,156,420)		52,448,888

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (e)	56,784,009	56,795,365
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	1,112,839	1,112,950
TOTAL MONEY MARKET FUNDS (Cost $57,908,315)		57,908,315

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $2,566,158,580)	2,722,189,482
NET OTHER ASSETS (LIABILITIES) - 0.7% (g)	17,940,014
NET ASSETS - 100.0%	2,740,129,496

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,260	Mar 2022	77,162,400	1,682,367	1,682,367

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,403,463 or 2.0% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $2,354,574 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	20,250,590	315,749,160	279,204,385	3,938	-	-	56,795,365	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	6,606,250	13,914,205	19,407,505	4,569	-	-	1,112,950	0.0%
Total	26,856,840	329,663,365	298,611,890	8,507	-	-	57,908,315

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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